Document and Entity Information	Jan. 10, 2024
Cover [Abstract]
Entity Registrant Name	TechTarget Inc
Amendment Flag	false
Entity Central Index Key	0001293282
Document Type	8-K
Document Period End Date	Jan. 10, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-33472
Entity Tax Identification Number	04-3483216
Entity Address, Address Line One	275 Grove Street
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02466
City Area Code	(617)
Local Phone Number	431-9200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 per value per share
Trading Symbol	TTGT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false